Amount Due to Related Parties (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of Amount Due to Related Parties
	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Due to related parties	$68,931	$6,075

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Due to related parties	$6,075	$622